S000011204 [Member] Investment Objectives and Goals - Dodge & Cox Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Dodge & Cox Balanced Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund seeks income and long-term capital appreciation.